Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 30,686		¥ 32,134
Inventories	25,460		28,547
VAT receivables, net of allowance	19,904		17,497
Prepaid cost of revenue, sales and marketing and other expenses	17,784		16,794
Advances to/receivables from customers, merchants and others	11,508		14,499
Amounts due from related companies	8,257		9,042
Interest receivables	10,055		5,471
Deferred direct selling costs and cost of revenue	6,482		4,771
Others	13,400		8,317
Total Current	143,536	$ 19,879	137,072
Non-current:
Operating lease right-of-use assets	¥ 76,927		¥ 77,428
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Non-current	Total Non-current	Total Non-current
Deferred tax assets (Note 7)	¥ 11,361		¥ 15,494
Film costs and prepayment for licensed copyrights and others	12,073		8,905
Prepayment for acquisition of property and equipment	11,345		3,976
Others	4,396		5,123
Total Non-current	¥ 116,102	$ 16,080	¥ 110,926